Segmental analysis - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Segmental analysis
Total income	£ 13,156	£ 10,429	[1]	£ 10,403	[1]
Retail Banking
Segmental analysis
Total income	5,646	4,445		4,181
Private Banking
Segmental analysis
Total income	1,056	816		763
Commercial & Institutional
Segmental analysis
Total income	6,413	4,838		5,578
Central Items and other
Segmental analysis
Total income	41	330		(119)
Operating segment
Segmental analysis
Total income	13,156	10,429		10,403
Operating segment | Retail Banking
Segmental analysis
Total income	5,646	4,433		4,157
Operating segment | Private Banking
Segmental analysis
Total income	780	801		700
Operating segment | Commercial & Institutional
Segmental analysis
Total income	6,777	5,041		5,960
Operating segment | Central Items and other
Segmental analysis
Total income	(47)	154		(414)
Inter segment | Retail Banking
Segmental analysis
Total income		12		24
Inter segment | Private Banking
Segmental analysis
Total income	276	15		63
Inter segment | Commercial & Institutional
Segmental analysis
Total income	(364)	(203)		(382)
Inter segment | Central Items and other
Segmental analysis
Total income	£ 88	£ 176		£ 295

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.